Note 12 - Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2014	2013
Current provision
Federal	$-	$-
State	928	1,227
Total current tax provision	928	1,227

Deferred provision
Federal	-	-
State	-	-
Total deferred tax provision	-	-

Total income tax provision	$928	$1,227
The provision for income tax differs from the amount estimated by applying the statutory federal income tax rate to the net loss before taxes as follows at December 31:
Taxes at statutory rate (34%)	$(1,133,554)	$(798,946)
State taxes	(43,342)	(231,920)
Change in valuation allowance	1,175,084	1,059,316
Permanent differences	(11,350)	(15,713)
Change in state tax rate	(9,869)	(69,976)
Other (prior year adjustments)	23,959	58,466

Total income tax provision	$928	$1,227
Deferred tax assets (liabilities) are comprised of the following at December 31:
Accrued compensation	267,156	214,782
Other accrued expenses	157,266	55,688
Gross current deferred tax assets	424,422	270,470

Fixed assets	(325,590)	(499,066)
Intangible assets	24,420	50,627
Stock compensation expense	885,924	481,509
Net operating losses	2,832,332	2,362,884
Gross non-current deferred tax assets, net	3,417,086	2,395,954
Total deferred tax assets	3,841,508	2,666,424
Valuation allowance for deferred tax assets	(3,841,508)	(2,666,424)
Deferred tax assets, net of valuation allowance	$-	$-